Stock-Based Compensation - Schedule of Restricted Stock Awards Activity (Details) - Restricted Stock Awards (RSAs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restricted Stock Units
Beginning balance	286,161
Granted		286,161
Ending balance		286,161
Beginning balance	$ 4.77
Granted		$ 4.77
Ending balance		$ 4.77
Two Thousand Eighteen Restricted Stock Plan
Restricted Stock Units
Beginning balance	286,161
Granted	103,939
Vested	(31,388)
Forfeited	(50,082)
Ending balance	308,630	286,161
Beginning balance	$ 4.77
Granted	4.82
Vested	6.96
Forfeited	5.10
Ending balance	$ 4.51	$ 4.77
Two Thousand Twenty Restricted Stock Plan
Restricted Stock Units
Beginning balance	4,375
Vested	(625)
Ending balance	3,750	4,375
Beginning balance	$ 25.50
Vested	25.50
Ending balance	$ 25.50	$ 25.50